Schedule of Fair Value of Liability - Classified Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term	5 years 9 months 18 days	5 years 9 months 18 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility			54.80%
Risk-free rate			3.90%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility			55.60%
Risk-free rate			4.40%
Liability Classified Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 0.81
Expected volatility		79.00%
Risk-free rate		3.70%
Liability Classified Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term		4 years 3 months 18 days
Liability Classified Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term		4 years 10 months 24 days